Share-Based Compensation (Share-Based Payment Activity) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Subject to Options, Vested and unvested expected to vest,Beginning balance	13.7
Shares Subject to Options, Balance	13.8
Shares Subject to Options, Granted	2.2
Shares Subject to Options, Exercised	(3.4)
Shares Subject to Options, Canceled/Forfeited	(2.1)
Shares Subject to Options, Balance	10.5	13.8
Shares Subject to Options, Vested and unvested expected to vest,Ending balance	10.4	13.7
Shares Subject to Options, Exercisable, June 30, 2013	5.9
Weighted Average Exercise Price, Vested and unvested expected to vest,Beginning balance	$ 27.21
Weighted Average Exercise Price, Balance	$ 27.16
Weighted Average Exercise Price, Granted	$ 26.60
Weighted Average Exercise Price, Exercised	$ 24.41
Weighted Average Exercise Price, Canceled/Forfeited	$ 34.79
Weighted Average Exercise Price, Balance	$ 26.43	$ 27.16
Weighted Average Exercise Price, Vested and unvested expected to vest,Ending balance	$ 26.55	$ 27.21
Weighted Average Exercise Price, Exercisable	$ 27.28
Weighted Average Remaining Contractual Life, Vested and unvested expected to vest (Years)	3 years 9 months 7 days	3 years 6 months 4 days
Weighted Average Remaining Contractual Life, Balance (Years)	3 years 6 months
Weighted Average Remaining Contractual Life, Balance (Years)	3 years 9 months 11 days	3 years 6 months
Weighted Average Remaining Contractual Life, Vested and unvested expected to vest (Years)	3 years 9 months 7 days	3 years 6 months 4 days
Weighted Average Remaining Contractual Life, Exercisable (Years)	2 years 6 months 26 days
Aggregate Intrinsic Value, Vested and unvested expected to vest,Beginning balance	$ 22
Aggregate Intrinsic Value, Balance	22
Aggregate Intrinsic Value, Balance	109	22
Aggregate Intrinsic Value, Vested and unvested expected to vest,Ending balance	107	22
Aggregate Intrinsic Value, Exercisable	$ 58